SELLING, GENERAL AND ADMINISTRATIVE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
General and Administrative Expense [Abstract]
Compensation and related costs	$ 33,502,020	$ 10,656,107
Advertising and marketing	18,228,262	11,457,572
Professional fees	2,542,357	1,788,425
Technology development	2,408,338	1,152,108
General and administrative	29,943,272	10,909,718
Total	$ 86,624,249	$ 35,963,930